UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21336
                                                   ----------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                 LISLE, IL 60532
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              CT Corporation System
                               101 Federal Street,
                                BOSTON, MA 02110
             -------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                          ---------------------
                   Date of fiscal year end: DECEMBER 31, 2004
                                          --------------------------
                     Date of reporting period: JUNE 30, 2004
                                            -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                                  JUNE 30, 2004

 Shareholder Letter ....................................................    1

 Portfolio of Investments ..............................................    2

 Statement of Assets and Liabilities ...................................    6

 Statement of Operations ...............................................    7

 Statement of Changes in Net Assets ....................................    8

 Financial Highlights ..................................................    9

 Notes to Financial Statements .........................................   10

 Dividend Reinvestment Plan ............................................   13

 Proxy Voting Policies and Procedures ..................................   13
















                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust Value Line(R) 100 Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment affected its performance and how the Fund's performance and characteristics compare to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

Dear Shareholders:

The First Trust Value Line(R) 100 Fund (the "Fund"), which trades on the AMEX under the symbol FVL, has had its share of ups and downs, like the stock market, in 2004. Year-to-date through August 12, the net asset value (NAV) total return of the Fund was -9.8%, versus -3.4% for the S&P 500 Index. The Fund's market share price traded at a 9.4% discount to its NAV at the close of August 12, and its market value total return was -17.7% year-to-date. The Fund's beta has averaged about 1.3 in 2004, which indicates that the Fund is more volatile than the S&P 500.

Despite the fact that the S&P 500 has been essentially unchanged in 2004, considerable progress has been made on the economic front. U.S. gross domestic product (GDP), which grew by 3.1% in 2003, has accelerated beyond that rate over the past two calendar quarters. GDP grew by 4.1% in the fourth quarter of 2003 and 3.9% in the first quarter of 2004, according to the Bureau of Economic Analysis. Chairman Alan Greenspan commented on July 20 that the Federal Reserve plans to continue on a path towards higher short-term interest rates in an effort to stave off inflationary pressures. Greenspan believes that the current expansion is "self-sustaining."

Overall, the economic news was quite encouraging, in our opinion, in the first half of 2004. In particular, the manufacturing sector, which was hit hard in the recession of 2001, has made a stellar comeback. The Manufacturers Alliance/MAPI, based in Arlington, Va., announced in July that its quarterly index predicting the outlook for manufacturing hit 80 in June - the highest score in the survey's 32 year history. A reading above 50 indicates a rise in manufacturing activity. Furthermore, the July ISM Index, which measures manufacturing activity, registered 62.0. It was the ninth consecutive month the index registered above
60. According to CSFB, the ISM Index never recorded a single month above 60 during the 1990s economic boom. Industrial production in June 2004 was 5.6% higher than in June 2003. The companies in the S&P 500 Index increased capital expenditures by 4.8% in the first quarter of 2004. It was the first increase since 2001, when companies boosted spending by 4.8% over the entire year.

With respect to the financial well-being of Americans and Corporate America, as of the first quarter of 2004, corporate wealth in the U.S. totaled $10.3 trillion, while the cumulative wealth of individuals was $45.2 trillion, according to BusinessWeek. Both sectors have recouped the losses sustained after the stock bubble burst in early 2000. Even taking into account the recent correction in stocks, individual wealth on a cumulative basis is a record $44 trillion. In addition, many U.S. companies are actually flush with cash. The 374 industrialized companies in the S&P 500 Index collectively held $555.6 billion of cash and short-term investments as of the end of the first quarter of 2004, according to BusinessWeek. That total is up about $56 billion from the end of 2003, and up more than double the amount at the end of 1999.

Considering the encouraging factors noted above, we believe that FVL can be positioned as a long-term core growth holding for investors willing to accept a greater level of risk than the market, as measured by the S&P 500 Index.

Sincerely,


/S/JAMES A. BOWEN
James A. Bowen
President of the First Trust Value Line(R) 100 Fund
August 13, 2004

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
--------------                                                   ------------

 COMMON STOCKS - 99.7%


              HEALTH CARE EQUIPMENT & SERVICES - 13.0%
     78,130   Accredo Health, Inc.* .........................  $    3,043,163
     35,105   Aetna, Inc. ...................................       2,983,925
     33,785   Anthem, Inc.* .................................       3,025,785
     53,905   C.R. Bard, Inc. ...............................       3,053,718
     78,441   Covance, Inc.* ................................       3,026,254
     97,921   DaVita, Inc.* .................................       3,018,904
     48,155   IDEXX Laboratories, Inc.* .....................       3,030,876
     92,761   IDX Systems Corp.* ............................       2,958,148
     72,605   Laboratory Corp. of America Holdings* .........       2,882,419
     33,979   Quest Diagnostics, Inc. .......................       2,886,516
     58,991   ResMed, Inc.* .................................       3,006,181
     53,850   Stryker Corp. .................................       2,961,750
     33,483   Zimmer Holdings, Inc.* ........................       2,953,201
                                                              ----------------
                                                                   38,830,840
                                                              ----------------


              RETAIL - 12.6%
    102,539   American Eagle Outfitters, Inc.* ..............       2,964,403
    345,874   Charming Shoppes, Inc.* .......................       3,088,655
     70,595   CVS Corp. .....................................       2,966,402
     65,266   Guitar Center, Inc.* ..........................       2,902,379
     32,655   Harman International Industries, Inc. .........       2,971,605
     76,315   J.C. Penny Company, Inc. ......................       2,881,655
     98,345   Landry's Restaurants, Inc. ....................       2,939,532
     88,912   PETsMART, Inc. ................................       2,885,194
    210,114   Smart & Final, Inc.* ..........................       2,525,570
     68,534   Starbucks Corp.* ..............................       2,979,858
    116,472   The Gap, Inc. .................................       2,824,446
     81,986   The Home Depot, Inc. ..........................       2,885,907
     48,864   Urban Outfitters, Inc.* .......................       2,976,306
                                                              ----------------
                                                                   37,791,912
                                                              ----------------

              INTERNET  SOFTWARE & SERVICES - 9.0%
    307,933   1-800-FLOWERS.COM, Inc., Class A* .............       2,506,575
     32,891   eBay, Inc.* ...................................       3,024,328
    107,810   eResearch Technology, Inc.* ...................       3,018,680
     52,192   Getty Images, Inc.* ...........................       3,131,520
    123,526   Macromedia, Inc.* .............................       3,032,563
    488,797   Sapient Corp.* ................................       2,937,670
     70,027   Symantec Corp.* ...............................       3,065,782
    140,419   WebEx Communications, Inc.* ...................       3,055,517
     85,198   Yahoo!, Inc.* .................................       3,095,243
                                                              ----------------
                                                                   26,867,878
                                                              ----------------

              PHARMACEUTICALS & BIOTECHNOLOGY - 8.0%
     48,069   Biogen Idec, Inc.* ............................       3,040,364
     50,603   Celgene Corp.* ................................       2,897,528
     55,692   Cephalon, Inc.* ...............................       3,007,368
     63,094   Charles River Laboratories International, Inc.*       3,083,404
     53,856   Genentech, Inc.* ..............................       3,026,707
     35,573   ImClone Systems, Inc.* ........................       3,051,808


Page 2              See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
--------------                                                   ------------

 COMMON STOCKS - (CONTINUED)


              PHARMACEUTICALS & BIOTECHNOLOGY - (CONTINUED)
     41,628   Invitrogen Corp.* ............................. $     2,996,800
     85,916   Pfizer, Inc. ..................................       2,945,200
                                                              ----------------
                                                                   24,049,179
                                                              ----------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.0%
    102,896   Agilent Technologies, Inc.* ...................       3,012,795
    111,299   Arrow Electronics, Inc. .......................       2,985,039
     56,760   Flir Systems, Inc.* ...........................       3,116,124
     45,405   L-3 Communications Holdings, Inc. .............       3,033,054
     42,385   Rogers Corp.* .................................       2,962,712
    108,922   Thomas & Betts Corp. ..........................       2,965,946
     63,995   Waters Corp.* .................................       3,057,681
                                                              ----------------
                                                                   21,133,351
                                                              ----------------

              HOUSEHOLD & PERSONAL PRODUCTS - 5.0%
     65,060   Avon Products, Inc. ...........................       3,001,868
    102,967   Chattem, Inc.* ................................       2,972,657
     65,266   Church & Dwight Company, Inc. .................       2,987,878
     82,789   Helen of Troy Ltd.* ...........................       3,052,431
    120,066   Nu Skin Enterprises, Inc., Class A ............       3,040,071
                                                              ----------------
                                                                   15,054,905
                                                              ----------------

              TELECOMMUNICATION SERVICES - 4.1%
    111,216   Nextel Communications, Inc., Class A* .........       2,965,018
     42,864   QUALCOMM, Inc. ................................       3,128,215
    100,211   Telecom Corp. of New Zealand Ltd.,
                 Sponsored ADR ..............................       2,986,288
    107,535   Western Wireless Corp., Class A* ..............       3,108,837
                                                              ----------------
                                                                   12,188,358
                                                              ----------------

              FOOD, BEVERAGE & TOBACCO - 4.0%
    180,428   Archer-Daniels-Midland Company ................       3,027,582
    139,163   PepsiAmericas, Inc. ...........................       2,955,822
    142,517   Tyson Foods, Inc., Class A ....................       2,985,731
     32,270   Whole Foods Market, Inc. ......................       3,080,172
                                                              ----------------
                                                                   12,049,307
                                                              ----------------

              ENERGY - 4.0%
    112,914   Headwaters, Inc.* .............................       2,927,860
    100,143   Patina Oil & Gas Corp. ........................       2,991,271
     46,880   Schlumberger Ltd. .............................       2,977,349
    104,903   Southwestern Energy Company* ..................       3,007,569
                                                              ----------------
                                                                   11,904,049
                                                              ----------------

              CAPITAL GOODS - 3.9%
     85,469   Armor Holdings, Inc.* .........................       2,905,946
     51,376   Fisher Scientific International, Inc. .........       2,966,964
     71,534   Potlatch Corp. ................................       2,978,676
     65,527   The Stanley Works .............................       2,986,720
                                                              ----------------
                                                                   11,838,306
                                                              ----------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
--------------                                                   ------------

 COMMON STOCKS - (CONTINUED)


              COMMUNICATIONS EQUIPMENT - 3.1%
    164,656   Motorola, Inc. ................................ $     3,004,972
     48,888   Research IN Motion Ltd.* ......................       3,345,895
    101,033   Telefonaktiebolaget LM Ericsson,
                 Sponsored ADR ..............................       3,022,907
                                                              ----------------
                                                                    9,373,774
                                                              ----------------

              SOFTWARE - 3.1%
     73,289   Autodesk, Inc. ................................       3,137,502
     62,336   DST Systems, Inc.* ............................       2,997,738
    135,528   Red Hat, Inc.* ................................       3,113,078
                                                              ----------------
                                                                    9,248,318
                                                              ----------------

              SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.0%
    182,883   Fairchild Semiconductor International, Inc.* ..       2,993,795
    112,872   Marvell Technology Group Ltd.* ................       3,013,682
    188,598   Pixelworks, Inc.* .............................       2,889,321
                                                              ----------------
                                                                    8,896,798
                                                              ----------------

              CONSUMER DURABLES & APPAREL - 3.0%
     65,209   Coach, Inc.* ..................................       2,946,795
    325,248   Rent-Way, Inc.* ...............................       2,927,232
     42,544   The Toro Company ..............................       2,981,058
                                                              ----------------
                                                                    8,855,085
                                                              ----------------

              MATERIALS - 2.9%
    136,200   Brush Engineered Materials, Inc.* .............       2,574,180
     65,716   Eastman Chemical Company ......................       3,038,051
     83,372   Georgia-Pacific Corp. .........................       3,083,096
                                                              ----------------
                                                                    8,695,327
                                                              ----------------

              AUTOMOBILE & COMPONENTS - 2.0%
    115,112   Copart, Inc.* .................................       3,073,491
     95,765   Modine Manufacturing Company ..................       3,050,115
                                                              ----------------
                                                                    6,123,606
                                                              ----------------

              TRANSPORTATION - 2.0%
     79,770   J.B. Hunt Transport Services, Inc. ............       3,077,526
    114,267   Norfolk Southern Corp. ........................       3,030,361
                                                              ----------------
                                                                    6,107,887
                                                              ----------------

              COMMERCIAL SERVICES - 2.0%
     64,427   Career Education Corp.* .......................       2,935,294
    146,108   Navigant Consulting, Inc.* ....................       3,132,556
                                                              ----------------
                                                                    6,067,850
                                                              ----------------

              INSURANCE - 2.0%
     99,036   American Financial Group, Inc. ................       3,027,531
     41,354   American International Group, Inc. ............       2,947,713
                                                              ----------------
                                                                    5,975,244
                                                              ----------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
--------------                                                   ------------

 COMMON STOCKS - (CONTINUED)


              COMMERCIAL SERVICES - 2.0%
     33,674   Apollo Group, Inc., Class A* .................. $     2,973,077
    151,342   Korn/Ferry International* .....................       2,931,495
                                                              ----------------
                                                                    5,904,572
                                                              ----------------

              MEDIA - 1.0%
    187,302   Radio One, Inc.* ..............................       3,017,435
                                                              ----------------

              HOTELS, RESTAURANTS & LEISURE - 1.0%
     61,583   Station Casinos, Inc. .........................       2,980,617
                                                              ----------------

              COMPUTERS & PERIPHERALS - 1.0%
    214,702   Agilysys, Inc. ................................       2,960,741
                                                              ----------------

              DIVERSIFIED FINANCIALS - 1.0%
    262,165   E*TRADE Financial Corp.* ......................       2,923,140
                                                              ----------------

              TOTAL COMMON STOCKS ...........................     298,838,479
              (Cost $266,656,805)                             ----------------


              TOTAL INVESTMENTS - 99.7% .....................     298,838,479
              (Cost $266,656,805)**

              NET OTHER ASSETS & LIABILITIES - 0.3% .........       1,018,776
                                                              ----------------
              NET ASSETS - 100.0% ........................... $   299,857,255
                                                              ================


--------------------------------------------------------------------------------
          *   Non-income producing security.
         **   Aggregate cost for federal tax purposes.
        ADR   American Depository Receipt




                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
FIRST TRUST VALUE LINE(R) 100 FUND
JUNE 30, 2004 (UNAUDITED)




ASSETS:
Investments, at value
   (See portfolio of investments) (a): .................................................       $ 298,838,479
Cash ...................................................................................           4,110,352
Receivable for investment securities sold ..............................................             430,662
Dividends receivable ...................................................................              68,719
Interest receivable ....................................................................                 247
Prepaid expenses .......................................................................              13,145
                                                                                               --------------
     Total Assets                                                                                303,461,604
                                                                                               --------------

LIABILITIES:
Payable for investment securities purchased ............................................           3,230,883
Investment advisory fee payable ........................................................             156,090
Value Line(R)licensing fee payable .....................................................              73,604
Audit and legal fees payable ...........................................................              65,302
Payable to administrator ...............................................................              22,490
Trustees' fee payable ..................................................................              14,435
Accrued expenses and other payables ....................................................              41,545
                                                                                               --------------
     Total Liabilities .................................................................           3,604,349
                                                                                               --------------
NET ASSETS .............................................................................       $ 299,857,255
                                                                                               ==============

------------------------------------------------------------
(a) Investments, at cost ...............................................................       $ 266,656,805
                                                                                               ==============

NET ASSETS CONSIST OF:
Accumulated net investment loss ........................................................       $    (808,829)
Accumulated net realized gain on investments sold ......................................          18,458,458
Net unrealized appreciation of investments .............................................          32,181,674
Par value ..............................................................................             174,900
Paid-in capital ........................................................................         249,851,052
                                                                                               --------------
     Total Net Assets ..................................................................       $ 299,857,255
                                                                                               ==============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ...................       $       17.14
                                                                                               ==============
Number of Common Shares outstanding ....................................................          17,490,000
                                                                                               ==============


Page 6                See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FIRST TRUST VALUE LINE(R) 100 FUND
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)



INVESTMENT INCOME:
Dividends ........................................................................................   $   572,998
Interest .........................................................................................         2,533
                                                                                                     ------------
     Total investment income .....................................................................       575,531
                                                                                                     ------------
EXPENSES:
Investment advisory fee ..........................................................................       951,228
Value Line(R)licensing fee .......................................................................       148,908
Administration fee ...............................................................................       136,965
Trustees' fees and expenses ......................................................................        29,339
Custodian fees ...................................................................................        24,084
Transfer agent fees ..............................................................................        18,560
Audit and legal fees .............................................................................        16,568
Other ............................................................................................        58,708
                                                                                                     ------------
     Total expenses ..............................................................................     1,384,360
                                                                                                     ------------
NET INVESTMENT LOSS ..............................................................................      (808,829)
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investments sold during the period ........................................    13,734,267
Change in unrealized appreciation/(depreciation) of investments during the period ................    (3,533,039)
                                                                                                     ------------
Net realized and unrealized gain on investments ..................................................    10,201,228
                                                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................................   $ 9,392,399
                                                                                                     ============



                       See Notes to Financial Statements.                 Page 7

STATEMENT OF CHANGES IN NET ASSETS
FIRST TRUST VALUE LINE(R) 100 FUND



                                                                                               SIX MONTHS
                                                                                                 ENDED               PERIOD
                                                                                                6/30/04               ENDED
                                                                                              (UNAUDITED)           12/31/03*
                                                                                            ----------------     --------------
Net investment loss                                                                         $      (808,829)     $  (1,085,058)
Net realized gain from investments sold during the period ...............................        13,734,267          5,809,249
Change in unrealized appreciation/(depreciation) of investments during the period .......        (3,533,039)        35,714,713
                                                                                            ----------------     --------------
Net increase in net assets resulting from operations ....................................         9,392,399         40,438,904
                                                                                            ----------------     --------------
CAPTIAL TRANSACTIONS:
Net proceeds from sale of 17,490,000 shares of Common Shares ............................                --        250,024,791
Offering costs ..........................................................................             1,161                 --
                                                                                            ----------------     --------------
Net increase in net assets for the period ...............................................         9,393,560        290,463,695

NET ASSETS:
Beginning of period .....................................................................       290,463,695                 --
                                                                                            ----------------     --------------
End of period ...........................................................................   $   299,857,255      $ 290,463,695
                                                                                            ================     ==============

Accumulated net investment loss at end of period ........................................   $      (808,829)        $       --
                                                                                            ================     ==============

--------------------------------------------------
*  The Fund commenced operations on June 12, 2003.



Page 8                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST VALUE LINE(R) 100 FUND
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                     SIX MONTHS
                                                                                        ENDED              PERIOD
                                                                                       6/30/04              ENDED
                                                                                     (UNAUDITED)          12/31/03*
                                                                                    ------------         -----------
 Net asset value, beginning of period ..........................................    $      16.61         $     14.33
                                                                                    ------------         -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...........................................................           (0.05)              (0.06)
 Net realized and unrealized gain on investments ...............................            0.58                2.37
                                                                                    ------------         -----------
 Total from investment operations ..............................................            0.53                2.31
                                                                                    ------------         -----------
 Common shares offering costs charged to paid-in capital .......................              --               (0.03)
                                                                                    ------------         -----------
 Net asset value, end of period ................................................    $      17.14         $     16.61
                                                                                    ============         ===========
 Market Value, end of period ...................................................    $      15.42         $     16.49
                                                                                    ============         ===========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ....................................            3.19%              15.91%
                                                                                    ============         ===========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ .......................................           (6.49)%              9.93%
                                                                                    ============         ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ..........................................    $   299,857          $   290,464
 Ratio of operating expenses to average net assets .............................           0.94% **             1.02% **
 Ratio of net investment loss to average net assets ............................          (0.55)% **           (0.75)% **
 Portfolio turnover rate .......................................................         116.19%              143.53%

--------------------------------------------------

*    The Fund commenced operations on June 12, 2003.
**   Annualized.
(a) Total return on net asset value is the combination of reinvested dividend income and capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share.
(b) Total return on market value is the combination of reinvested dividend income and capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in stock price per share, all based on market price.
+ Total return is not annualized for periods less than one year and does not reflect sales load.


                       See Notes to Financial Statements.                Page 9

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                            JUNE 30, 2004 (UNAUDITED)


                               1. FUND DESCRIPTION

First Trust Value Line(R) 100 Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on April 18, 2003 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by adhering to a disciplined strategy of investing in a diversified portfolio of the 100 common stocks ranked #1 in Value Line's(R) Timeliness(TM) Ranking System. There can be no assurance that the Fund's investment objective will be achieved.

The Value Line(R) Timeliness(TM) Ranking System was introduced in its present form in 1965. Each week, Value Line(R) screens a wide array of data, using a series of proprietary calculations to rank each of the approximately 1,700 stocks in the Value Line(R) universe from #1 (highest) to #5 (lowest) based on their expected price performance relative to the other stocks in the universe over the following 6 to 12 months. At any one time, only 100 stocks are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System.

The Fund invests substantially all, but in no event less than 80%, of its net assets in the stocks that are ranked #1 in the Value Line(R) Timeliness(TM) Ranking System. Each week, the Fund will make portfolio adjustments to match the changes made to the #1 ranked stocks by Value Line(R). The Fund also rebalances its holdings on a quarterly basis so that each stock is equally weighted on the rebalancing date.
                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's NAV. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                       FIRST TRUST VALUE LINE(R) 100 FUND
                            JUNE 30, 2004 (UNAUDITED)


FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of the Fund will be paid at least annually or as the Board of Trustees may determine from time to time. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with the income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

EXPENSES:

The Fund pays all expenses directly related to its operations. First Trust has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) Timeliness(TM) Ranking System and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. will receive an annual fee, payable on a quarterly basis, equal to 10 basis points of the Fund's average gross daily assets during such calendar quarter. This license fee will be paid by the Fund to First Trust who will in turn pay Value Line(R) Publishing, Inc. The terms of the license agreement provide that it shall continue in effect for a term of one year and will be automatically renewed for successive one year terms unless either party elects not to renew the agreement.

ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the company and enable it to legally do business. These costs include incorporation fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial seed capital statement, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of initial prospectus, among other fees. First Trust has paid all organizational expenses and all offering costs of the Fund (other than sales load) that exceed $0.03 per Common Share. The Fund's share of Common Share offering costs, $519,469, were recorded as a reduction of the proceeds from the sale of Common Shares at December 31, 2003.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, and certain administrative services necessary for the management of the Fund. For its investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                       FIRST TRUST VALUE LINE(R) 100 FUND
                            JUNE 30, 2004 (UNAUDITED)


Effective June 7, 2004, the Trustees of the Fund approved a revised compensation plan. Under the revised plan, the Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to June 7, 2004, the Fund paid each Trustee who was not an officer or employee of First Trust or any of their affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2004, aggregated amounts were $340,782,546 and $341,899,764, respectively.

As of June 30, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $36,442,904 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $4,261,230.

                                 5. COMMON STOCK

As of June 30, 2004, 17,490,000 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

During the six months ended June 30, 2004, it was determined that actual offering costs from the initial public offering of the Fund's Common Shares in June 2003 were less than the estimated 2003 offering costs by $1,161. Therefore, paid-in capital in excess of par value of Common Shares has been increased by this amount.

               6. SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Annual Meeting of Shareholders of the Fund was held on April 19, 2004.
At the Annual Meeting, the Fund's Board of Trustees, consisting of
James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and
David M. Oster, was elected to serve an additional one year term. The number of votes cast for each Trustee was 14,150,919, the number of votes withheld for each Trustee was 59,463 and the number of abstentions was 3,279,618.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (UNAUDITED)
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                       FIRST TRUST VALUE LINE(R) 100 FUND
                                  JUNE 30, 2004


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by the Plan Agent, PFPC Inc., in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

  (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of
(i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

  (2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

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                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891, (2) on the Fund's website located at http://www.ftportfolios.com and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov, when required to be filed pursuant to applicable regulations.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

------------------------------------------------------------------------------------------------------------------------------------
                                                             (C) TOTAL NUMBER OF SHARES         (D) MAXIMUM NUMBER (OR APPROXIMATE
                  (A) TOTAL  NUMBER       (B)  AVERAGE      (OR UNITS)  PURCHASED AS PART       DOLLAR  VALUE) OF SHARES (OR UNITS)
                     OF SHARES (OR        PRICE PAID PER    OF PUBLICLY ANNOUNCED PLANS        THAT MAY YET BE  PURCHASED UNDER THE
     PERIOD       UNITS) PURCHASED       SHARE (OR UNIT)              OR PROGRAMS                       PLANS OR PROGRAMS
------------------------------------------------------------------------------------------------------------------------------------
January 1,                0                  N/A                        0                                       0
2004-January
31, 2004
------------------------------------------------------------------------------------------------------------------------------------
February 1,               0                  N/A                        0                                       0
2004 - February
29, 2004
------------------------------------------------------------------------------------------------------------------------------------
March 1, 2004 -           0                  N/A                        0                                       0
March 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
April 1, 2004 -           0                  N/A                        0                                       0
April 30, 2004
------------------------------------------------------------------------------------------------------------------------------------
May 1, 2004 ---           0                  N/A                        0                                       0
May 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
June 1, 2004,           1,000               15.39                       0                                       0
-- June 30, 2004
------------------------------------------------------------------------------------------------------------------------------------
Total                   1,000               15.39                       0                                       0
------------------------------------------------------------------------------------------------------------------------------------

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               FIRST TRUST VALUE LINE(R)100 FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chief Executive Officer
                          (principal executive officer)

Date                      SEPTEMBER 1, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date                      SEPTEMBER 1, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                          Mark R. Bradley, Chief Financial Officer
                          (principal financial officer)

Date                      SEPTEMBER 1, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.